Shareholder Report, Average Annual Return (Details)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		12 Months Ended	17 Months Ended				18 Months Ended					19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	240 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
PGIM S&P 500 Buffer 12 ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												13.46%													14.32%
PGIM S&P 500 Buffer 20 ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.45%													11.12%
PGIM S&P 500 Buffer 12 ETF - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												12.66%												13.61%
PGIM S&P 500 Buffer 20 ETF - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.00%												10.81%
PGIM S&P 500 Buffer 12 ETF - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												14.96%											14.72%
PGIM S&P 500 Buffer 20 ETF - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												11.38%											11.55%
PGIM S&P 500 Buffer 12 ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												8.71%										10.29%
PGIM S&P 500 Buffer 20 ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												7.26%										8.73%
PGIM S&P 500 Buffer 12 ETF - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												11.58%						13.91%
PGIM S&P 500 Buffer 20 ETF - May
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.34%						11.92%
PGIM S&P 500 Buffer 12 ETF - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												13.60%			13.93%
PGIM S&P 500 Buffer 20 ETF - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												12.38%			12.41%
PGIM S&P 500 Buffer 12 ETF – July
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												14.80%									14.04%
PGIM S&P 500 Buffer 20 ETF - July
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												12.51%									11.98%
PGIM S&P 500 Buffer 12 ETF - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												15.94%					14.90%
PGIM S&P 500 Buffer 20 ETF - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												12.37%					12.07%
PGIM S&P 500 Buffer 12 ETF - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												15.13%							13.81%
PGIM S&P 500 Buffer 20 ETF - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												11.56%							10.95%
PGIM S&P 500 Buffer 12 ETF - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												14.54%								13.25%
PGIM S&P 500 Buffer 20 ETF - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.86%								10.29%
PGIM S&P 500 Buffer 12 ETF - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												13.49%				13.77%
PGIM S&P 500 Buffer 20 ETF - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.54%				11.03%
PGIM S&P 500 Buffer 12 ETF - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												13.23%	13.07%
PGIM S&P 500 Buffer 20 ETF - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.80%	10.78%
PGIM Laddered S&P 500 Buffer 12 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												13.37%		13.02%
PGIM LADDERED S&P 500 BUFFER 20 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent												10.73%		10.67%
PGIM Nasdaq-100 Buffer 12 ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent											14.12%
PGIM Nasdaq-100 Buffer 12 ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent											12.80%
PGIM NASDAQ-100 BUFFER 12 ETF - JULY
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent											15.05%
PGIM Nasdaq-100 Buffer 12 ETF - October
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent											14.13%
PGIM Laddered Nasdaq-100 Buffer 12 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent											13.96%
PGIM S&P 500 Max Buffer ETF - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent										5.83%
PGIM S&P 500 Max Buffer ETF - February
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent									5.04%
PGIM S&P 500 Max Buffer ETF - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent								4.46%
PGIM S&P 500 Max Buffer ETF - April
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent							4.46%
PGIM S&P 500 MAX BUFFER ETF - MAY
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent						3.81%
PGIM S&P 500 MAX BUFFER ETF - JUNE
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent					3.51%
PGIM S&P 500 MAX BUFFER ETF - JULY
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent				2.51%
PGIM S&P 500 Max Buffer ETF - August
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent			2.19%
PGIM S&P 500 Max Buffer ETF - September
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent		1.35%
PGIM S&P 500 MAX BUFFER ETF - OCTOBER
Average Annual Return [Line Items]
Line Graph and Table Measure Name												Net Asset Value (NAV)
Average Annual Return, Percent	0.44%
S&P 500 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												S&P 500 Price Return Index
Average Annual Return, Percent	2.27%	5.88%	7.90%	10.24%	15.71%	22.82%	21.89%	14.87%	13.24%	16.30%		19.89%	20.09%	20.09%	20.09%	20.09%	22.65%	22.65%	22.65%	20.09%	22.65%	18.13%	19.31%	21.77%	21.73%	20.09%
NASDAQ 100 Price Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name												NASDAQ 100 Price Return Index
Average Annual Return, Percent											23.06%